--------------------------------------------------------------------------------

CONNECTICUT
DAILY TAX FREE                            600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                  (212)830-5200

================================================================================






Dear Shareholder:



We are pleased to present the semi-annual report of Connecticut Daily Tax Free Income Fund, Inc. for the period February 1, 2002 through July 31, 2002.


The Fund had net assets of $197,546,092 and 393 active shareholders as of July 31, 2002.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff



Steven W. Duff
President






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JULY 31, 2002
(UNAUDITED)

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date      Yield    (Note 1)     Moody's   & Poor's
   ------                                                                         ----      -----     ------      -------   --------
Put Bonds (b) (2.84%)
------------------------------------------------------------------------------------------------------------------------------------
$   810,000   Connecticut HEFA (Yale New Haven Hospital) - Series E
              Insured by FGIC                                                   06/02/03    1.90%  $    810,000   VMIG-1      A1+
    120,000   Puerto Rico Industrial Medical & Environmental
              (Merck & Co. Project) - Series 1883A (c)                          12/03/02    2.00        120,079
  4,685,000   Puerto Rico Industrial Medical & Environmental
              (Merck & Co. Project) - Series 1883A (c)                          12/03/02    2.00      4,688,104
-----------                                                                                        ------------
  5,615,000   Total Put Bonds                                                                         5,618,183
-----------                                                                                        ------------
Tax Exempt Commercial Paper (4.61%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,100,000   City of New Haven, CT
              LOC Landesbank Hessen                                             09/04/02    1.20%  $  2,100,000     P1        A1+
  2,000,000   State of Connecticut HEFA RB (Yale University)                    08/07/02    1.20      2,000,000   VMIG-1      A1+
  5,000,000   State of Connecticut HEFA RB (Yale University)                    10/08/02    1.20      5,000,000   VMIG-1      A1+
-----------                                                                                        ------------
  9,100,000   Total Tax Exempt Commercial Paper                                                       9,100,000
-----------                                                                                        ------------
Tax Exempt General Obligation Notes & Bonds (22.14%)
------------------------------------------------------------------------------------------------------------------------------------
$10,110,000   Bridgeport, CT GO 2000A Reset Option Certificate II - Series R
              Insured by FGIC                                                   02/06/03    1.65%  $ 10,110,000   VMIG-1
    975,000   Colebrook, CT BAN (c)                                             06/01/03    1.75        980,971
  5,000,000   Commonwealth of Puerto Rico Public Improvement
              Bonds Tender Option Certificates - Series 2001-1
              Insured by FSA                                                    08/01/02    2.73      5,000,000               A1
  2,000,000   Connecticut State GO - Series 515                                 03/27/03    2.05      2,000,000   VMIG-1
  1,125,000   Connecticut State HEFA (Norwalk Hospital) - Series E (c)
              Insured by FSA                                                    07/01/03    1.60      1,146,867
  1,860,000   Connecticut State Resource Recovery Authority
              (American Refuel Company) - Series A (c)
              Insured by MBIA Insurance Corp.                                   11/15/02    1.55      1,881,111
  2,470,000   Connecticut State Special Tax Obligation
              Transportation Infrastructure (c)                                 07/01/03    1.60      2,512,412
  5,000,000   Fairfield, CT                                                     08/01/03    1.39      5,079,461    MIG-1     SP-1+
  3,060,000   Hamden, CT GO (c)
              Insured by MBIA Insurance Corp.                                   08/15/02    2.62      3,061,582
  3,218,000   Manchester, CT (c)                                                07/03/03    1.43      3,234,621






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date      Yield    (Note 1)     Moody's   & Poor's
   ------                                                                         ----      -----     ------      -------   --------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   500,000   Meriden, CT GO (c)
              Insured by MBIA Insurance Corp.                                   10/01/02    2.00%  $    504,115
  1,000,000   New Haven, CT Air Rights Parking Facility RB (c)
              Insured by AMBAC Indemnity Corp.                                  12/01/02    1.50      1,004,937
    500,000   New Milford, CT GO                                                01/15/03    1.65        507,526    AA2
  3,365,000   Puerto Rico PFC P-Floats PA 843
              Insured by FSA                                                    01/09/03    1.80      3,365,000              A1+
  1,250,000   Redding, CT BAN (c)                                               08/20/02    1.30      1,250,025
  2,100,000   Town of Convetry, CT TAN (c)                                      08/28/02    1.40      2,100,901
-----------                                                                                        ------------
 43,533,000    Total Tax Exempt General Obligation Notes & Bonds                                     43,739,529
-----------                                                                                        ------------
Variable Rate Demand Instruments (d) (68.77%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,100,000   Columbia, AL IDRB PCRB
              (Alabama Power Company Project) - Series C                        10/01/22    1.60%  $  3,100,000   VMIG-1     A1
  2,000,000   Commonwealth of Puerto Rico Public Improvement
              Tender Option Certificates
              Insured by FSA                                                    07/01/19    1.50      2,000,000              A1+
  3,000,000   Connecticut Development Authority (Learjet Inc.)                  04/01/26    1.50      3,000,000              A1+
  3,600,000   Connecticut Development Authority PCRB
              (The Connecticut Light & Power Company Project) - Series 1996A
              Insured by AMBAC Indemnity Corp.                                  05/01/31    1.40      3,600,000   VMIG-1     A1+
  2,600,000   Connecticut Development Authority Refunding Airport Hotel RB
              (Bradley Airport Hotel Project) - Series 1997A
              LOC KBC Bank                                                      03/01/17    1.40      2,600,000   VMIG-1
  1,000,000   Connecticut Development Authority Refunding Airport Hotel RB
              (Bradley Airport Hotel Project) - Series 1997B
              LOC Royal Bank of Canada                                          03/01/17    1.40      1,000,000   VMIG-1
  5,000,000   Connecticut Development Authority Solid Waste Disposal
              (PJ Rand/Whitney Project)
              LOC Bank of Montreal                                              08/01/23    1.30      5,000,000   VMIG-1     A1+
  5,000,000   Connecticut HEFA RB (Kingswood-Oxford School Issue)
              LOC Allied Irish Bank                                             07/01/30    1.30      5,000,000   VMIG-1
  5,000,000   Connecticut HFA (Elm Haven) - Series A (c)
              LOC Fleet Bank                                                    12/01/17    1.35      5,000,000
  3,493,000   Connecticut Housing Authority - Series 1989D
              Guaranteed by Federal Home Loan Bank                              11/15/24    1.40      3,493,000   VMIG-1     A1+






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JULY 31, 2002
(UNAUDITED)

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date      Yield    (Note 1)     Moody's   & Poor's
   ------                                                                         ----      -----     ------      -------   --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$13,425,000   Connecticut Special Tax Obligation RB
              (Second Lien Transportation Infrastructure)
              LOC Commerzbank A.G.                                              12/01/10    1.35%  $ 13,425,000     P1       A1+
    600,000   Connecticut State Development Authority Health Care RB
              (Corporation for Independent Living)
              LOC Dexia CLF                                                     07/01/17    1.25        600,000   VMIG-1
    995,000   Connecticut State Development Authority IDRB
              (Acucut Inc. Project) (c)
              LOC First Union National Bank                                     06/01/18    1.45        995,000
  2,500,000   Connecticut State Development Authority IDRB
              (Allen Group Inc.)
              LOC Fleet Bank                                                    02/01/13    1.30      2,500,000              A1
  2,340,000   Connecticut State Development Authority IDRB
              (Birken Manufacturing Co. Project) (c)
              LOC First Union National Bank                                     10/01/23    1.55      2,340,000
  6,000,000   Connecticut State Development Authority IDRB
              (Gerber Scientific Incorporated)
              LOC Wachovia Bank & Trust Co., N.A.                               12/01/14    1.30      6,000,000              A1+
  4,300,000   Connecticut State Development Authority (Independent Living)
              LOC Chase Manhattan Bank, N.A.                                    07/01/15    1.25      4,300,000   VMIG-1
  2,000,000   Connecticut State GO P-Float 723R                                 06/15/20    1.39      2,000,000              A1+
  3,155,000   Connecticut State GO - Series A                                   02/15/21    1.45      3,155,000   VMIG-1     A1+
  2,500,000   Connecticut State HEFA
              (Charlotte Hungerford Hospital)
              LOC Bank Boston                                                   07/01/13    1.35      2,500,000   VMIG-1
  1,700,000   Connecticut State HEFA RB (Edgehill) - Series C
              LOC KBC Bank                                                      07/01/27    1.00      1,700,000   VMIG-1
  1,620,000   Connecticut State HFA (Merlots) - Series L                        11/15/28    1.36      1,620,000   VMIG-1
  2,535,000   Connecticut State HFA (Merlots) - Series P (c)                    11/15/30    1.36      2,535,000
  4,000,000   Connecticut State HFA Rocs - Series II-R-91                       05/15/16    1.39      4,000,000   VMIG-1
  4,995,000   Connecticut State P-Floats PA 347                                 03/15/12    1.39      4,995,000              A1+
  5,015,000   Connecticut State HEFA RB Putters - Series 215                    07/01/30    1.40      5,015,000              A1+
  3,000,000   Michigan State Strategic Fund (Detroit Symphony) - Series B
              LOC ABN AMRO Bank, N.A.                                           06/01/31    1.50      3,000,000              A1+






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date      Yield    (Note 1)     Moody's   & Poor's
   ------                                                                         ----      -----     ------      -------   --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Montgomery County, OH RB (Miami Valley Hospital) - Series A       11/15/22    1.50%  $  3,000,000   VMIG-1
  4,405,000   Morgan Stanley Floating Rate Trust Certificate
              (Connecticut State Special Tax)
              Insured by FGIC                                                   12/01/17    1.39      4,405,000   VMIG-1
  3,845,000   New Britain, CT (c)
              Insured by AMBAC Indemnity Corp.                                  04/01/20    1.30      3,845,000
  3,000,000   Ohio State Air Quality Development Authority
              (Cincinnati Gas & Electric Co. Project)
              LOC Barclays Bank PLC                                             09/01/30    1.45      3,000,000   VMIG-1     A1+
  2,800,000   Port Authority of NY & NJ Special Obligations RB
              (Versatile Structure Obligation) - Series 3                       06/01/20    1.45      2,800,000   VMIG-1     A1+
  6,370,000   Puerto Rico Commonwealth Infrastructure Financing Authority       10/01/34    1.50      6,370,000              A1+
  3,000,000   Puerto Rico Electric Power Authority - Series AA
              Insured by MBIA Insurance Corp.                                   07/01/22    1.25      3,000,000              A1+
  2,095,000   Puerto Rico PFC (Commonwealth Appropriation)
              Insured by AMBAC Idemnity Corp.                                   06/01/26    1.36      2,095,000              A1
  1,800,000   Puerto Rico PFC P-Floats - Series PA 610R
              Insured by FSA                                                    08/01/13    1.35      1,800,000              A1+
  1,560,000   Shelton, CT Housing Authority RB (c)
              LOC First Union National Bank                                     01/01/31    1.40      1,560,000
  1,400,000   State of Connecticut HEFA
              (Hospital of Saint Raphael Project) - Series K
              LOC KBC Bank                                                      07/01/22    1.20      1,400,000   VMIG-1
  2,100,000   State of Connecticut HEFA (Pomfret School Issue) - Series A
              LOC Fleet Bank                                                    07/01/24    1.25      2,100,000   VMIG-1
  6,000,000   State of Connecticut HEFA RB
              (The Hotchkiss School Issue) - Series A                           07/01/30    1.25      6,000,000   VMIG-1     A1+
-----------                                                                                        ------------
135,848,000   Total Variable Rate Demand Instruments                                                135,848,000
-----------                                                                                        ------------
              Total Investments (98.36%) (194,305,712+)                                             194,305,712
              Cash And Other Assets In Excess Of Liabilities (1.64%)                                  3,240,380
                                                                                                   ------------
              Net Assets (100.00%)                                                                 $197,546,092
                                                                                                   ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares,         84,086,898 Share Outstanding (Note 3)                        $       1.00
                                                                                                   ============
              Class B Shares,         35,431,812 Share Outstanding (Note 3)                        $       1.00
                                                                                                   ============
              JPMorgan Select Shares, 78,038,566 Share Outstanding (Note 3)                        $       1.00
                                                                                                   ============



              +    Aggregate cost for federal income tax purposes is identical.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JULY 31, 2002
(UNAUDITED)

================================================================================




FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     BAN    =   Bond Anticipation Note                              IDRB   =   Industrial Development Revenue Bond
     FGIC   =   Financial Guarantee Insurance Company               LOC    =   Letter of Credit
     FSA    =   Financial Security Assurance                        PCRB   =   Pollution Control Revenue Bond
     GO     =   General Obligation                                  PFC    =   Public Finance Corporation
     HEFA   =   Health and Education Facilities Authority           RB     =   Revenue Bond
     HFA    =   Housing Finance Authority                           TAN    =   Tax Anticipation Note






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2002
(UNAUDITED)

================================================================================


INVESTMENT INCOME

Income:
  Interest.........................................................................     $    1,360,793
                                                                                         -------------
Expenses: (Note 2)
  Investment management fee........................................................            273,071
  Administration fee...............................................................            191,150
  Shareholder servicing fee (Class A)..............................................             75,589
  Shareholder servicing fee (J.P. Morgan Select shares)............................             70,339
  Custodian expenses...............................................................              4,263
  Shareholder servicing and related shareholder expenses+..........................             70,940
  Legal, compliance and filing fees................................................             37,269
  Audit and accounting.............................................................             40,048
  Directors' fees..................................................................              4,639
  Other............................................................................              1,189
                                                                                         -------------
      Total expenses...............................................................            768,497
      Less: Expenses paid indirectly...............................................     (        6,412)
                                                                                         -------------
             Net expenses..........................................................            762,085
                                                                                         -------------
  Net investment income............................................................            598,708

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments............................................              7,127
                                                                                         -------------
Increase in net assets from operations.............................................     $      605,835
                                                                                         =============



+ Includes class specific transfer agency expenses of $24,396, $9,030 and $22,702 for Class A, Class B, and J.P. Morgan Select shares, respectively.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

================================================================================



                                                                           Six Months
                                                                              Ended                    Year
                                                                          July 31, 2002                Ended
                                                                           (Unaudited)           January 31, 2002
                                                                            ---------            ----------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income........................................         $      598,708           $     3,947,386

   Net realized gain (loss) on investments......................                  7,127                    16,394
                                                                          -------------            --------------

Increase (decrease) in net assets from operations...............                605,835                 3,963,780

Dividends to shareholders from:
   Class A......................................................         (      227,060)*         (     1,376,394)*
   Class B......................................................         (      151,338)*         (       577,481)*
   Evergreen shares.............................................                    -0-           (       689,095)*
   J.P. Morgan Select shares....................................         (      220,310)*         (     1,304,416)*
  Net realized gain on investments:
   Class A......................................................         (        4,747)                      -0-
   Class B......................................................         (        2,546)                      -0-
   Evergreen shares.............................................                    -0-                       -0-
   J.P. Morgan Select shares....................................         (        4,418)                      -0-
Capital share transactions (Note 3):
   Class A......................................................             10,237,571           (    26,949,863)
   Class B......................................................              3,977,726           (     2,449,770)
   Evergreen shares.............................................                    -0-           (    49,033,296)
   J.P. Morgan Select shares....................................              9,205,811                 4,759,324
                                                                          -------------            --------------
   Total increase (decrease)....................................             23,416,524           (    73,657,211)
Net assets:
   Beginning of period..........................................            174,129,568               247,786,779
                                                                          -------------            --------------
   End of period................................................         $  197,546,092           $   174,129,568
                                                                          =============            ==============



*    Designated as exempt-interest dividends for federal income tax purposes.







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1.   Summary of Accounting Policies.

Connecticut Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, Class A, Class B, Evergreen shares and J.P. Morgan Select shares (formally Chase Vista Select shares). The Class A, Evergreen and J.P. Morgan Select shares are subject to a service fee pursuant to the Distribution and Service Plan. Evergreen shares liquidated on September 24, 2001; therefore financial highlights for this class are not presented. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects all share classes represent the same interest in the income and assets of the Fund. The Fund is a short-term, tax-exempt money market fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)   Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)   Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)   Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d)   Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e)   General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
2.   Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (Manager) at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A, Evergreen and J.P. Morgan Select shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect only to the Class A, Evergreen and J.P. Morgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $45,871 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Also included under the same caption are expense offsets of $4,936.

Included in the Statement of Operations under the caption "Custodian expenses" are expense offsets of $1,476.

3.   Capital Stock.

At July 31, 2002, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $197,538,966. Transactions in capital stock, all at $1.00 per share, were as follows:



                                                  Six Months
Class A                                              Ended                              Year
-------                                          July 31, 2002                          Ended
                                                  (Unaudited)                     January 31, 2002
                                                   ---------                      ----------------
Sold......................................          101,309,295                        217,825,617
Issued on reinvestment of dividends.......              195,384                          1,418,561
Redeemed..................................      (    91,267,108)                  (    246,194,041)
                                                 --------------                    ---------------
Net increase (decrease)...................           10,237,571                   (     26,949,863)
                                                 ==============                    ===============


                                                  Six Months
Class B                                              Ended                              Year
-------                                          July 31, 2002                          Ended
                                                  (Unaudited)                     January 31, 2002
                                                   ---------                      ----------------
Sold......................................          116,181,393                        161,727,485
Issued on reinvestment of dividends.......              151,261                            583,893
Redeemed..................................      (   112,354,928)                  (    164,761,148)
                                                 --------------                    ---------------
Net increase (decrease)...................            3,977,726                   (      2,449,770)
                                                 ==============                    ===============





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
3.   Capital Stock. (Continued)



Evergreen Shares*                                                                       Year
-----------------                                                                       Ended
                                                                                  January 31, 2002
                                                                                  ----------------
Sold......................................                                              42,450,008
Issued on reinvestment of dividends.......                                                 689,025
Redeemed..................................                                        (     92,172,329)
                                                                                   ---------------
Net increase (decrease)...................                                        (     49,033,296)
                                                                                   ===============



*  Evergreen shares liquidated on September 24, 2001.


                                                  Six Months
J.P.Morgan Select Shares                             Ended                              Year
------------------------                         July 31, 2002                          Ended
                                                  (Unaudited)                     January 31, 2002
                                                   ---------                      ----------------
Sold......................................           52,701,540                         96,944,163
Issued on reinvestment of dividends.......              224,541                          1,349,453
Redeemed..................................      (    43,720,270)                  (     93,534,292)
                                                 --------------                    ---------------
Net increase (decrease)...................            9,205,811                          4,759,324
                                                 ==============                    ===============



4.   Sales of Securities.

Accumulated undistributed net realized gains at July 31, 2002 amounted to $7,127, which will be taxable to shareholders when distributed.

5.   Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 60% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
6. Financial Highlights.


                                                     Six Months
CLASS A                                                Ended                       Year Ended January  31,
-------                                            July 31, 2002   ----------------------------------------------------
                                                    (Unaudited)      2002       2001       2000       1999       1998
                                                    -----------    --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............      $  1.00      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                      --------     --------   --------   --------   --------   --------
Income from investment operations:
     Net investment income......................         0.003        0.017      0.030      0.023      0.025      0.027
Less distributions:
     Dividends from net investment income.......      (  0.003)    (  0.017)  (  0.030)  (  0.023)  (  0.025)  (  0.027)
                                                       -------      -------    -------    -------    -------    -------
Net asset value, end of period..................      $  1.00      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                      ========     ========   ========   ========   ========   ========
Total Return....................................         0.31%(a)     1.73%      3.03%      2.31%      2.52%      2.74%
Ratios/Supplemental Data
Net assets, end of period (000).................      $ 84,082     $ 73,847   $100,790   $100,554   $182,227   $167,780
Ratios to average net assets:
     Expenses(b)................................         0.89%(c)     0.86%      0.86%      0.86%      0.88%      0.89%
     Net investment income......................         0.61%(c)     1.83%      2.98%      2.26%      2.48%      2.70%
     Expenses paid indirectly...................         0.01%(c)     0.00%      0.00%      0.00%      0.00%      0.00%



                                                     Six Months
CLASS B                                                Ended                       Year Ended January  31,
-------                                            July 31, 2002   ----------------------------------------------------
                                                    (Unaudited)      2002       2001       2000       1999       1998
                                                    -----------    --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............      $  1.00      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                      --------     --------   --------   --------   --------   --------
Income from investment operations:
     Net investment income......................         0.004        0.020      0.032      0.025      0.027      0.029
Less distributions:
     Dividends from net investment income.......      (  0.004)    (  0.020)  (  0.032)  (  0.025)  (  0.027)  (  0.029)
                                                       -------      -------    -------    -------    -------    -------
Net asset value, end of period..................      $  1.00      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                      ========     ========   ========   ========   ========   ========
Total Return....................................         0.42%(a)     1.97%      3.25%      2.50%      2.72%      2.96%
Ratios/Supplemental Data
Net assets, end of period (000).................      $ 35,430     $ 31,453   $ 33,901   $ 10,628   $    389   $      4
Ratios to average net assets:
     Expenses(b)................................         0.67%(c)     0.63%      0.65%      0.67%      0.69%      0.67%
     Net investment income......................         0.84%(c)     1.98%      3.12%      2.49%      2.50%      2.95%
     Expenses paid indirectly...................         0.01%(c)     0.00%      0.00%      0.00%      0.00%      0.00%



(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
6.   Financial Highlights. (Continued)



                                                       Six Months                 Year Ended
J.P. MORGAN SELECT SHARES                                 Ended                   January 31,                July 30, 1999
-------------------------                             July 31, 2002        ------------------------   (Commencement of Offering) to
                                                       (Unaudited)           2002            2001          January 31, 2000
                                                       -----------         --------        --------        ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............       $  1.00             $  1.00         $  1.00             $  1.00
                                                       --------            --------        --------            --------
Income from investment operations:
   Net investment income........................          0.003               0.017           0.030               0.012
Less distributions:
   Dividends from net investment income.........       (  0.003)           (  0.017)       (  0.030)           (  0.012)
                                                        -------             -------         -------             -------
Net asset value, end of period..................       $  1.00             $  1.00         $  1.00             $  1.00
                                                       ========            ========        ========            ========
Total Return....................................          0.31%(a)            1.73%           3.03%               1.23%(a)
Ratios/Supplemental Data
Net assets, end of period (000).................       $ 78,034            $ 68,830        $ 64,067            $ 40,983
Ratios to average net assets:
   Expenses(b)..................................          0.89%(c)            0.86%           0.86%               0.86%(c)
   Net investment income........................          0.61%(c)            1.83%           2.98%               2.26%(c)
   Expenses paid indirectly.....................          0.01%(c)            0.00%           0.00%               0.00%(c)



(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================




                                              Directors and Officers Information
                                                        July 31, 2002+
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
                         Position(s)    Term of Office  Principal Occupation(s) Number of Portfolios in    Other
  Name, Address*          Held with     and Length of        During Past             Fund Complex       Directorships
     and Age               Fund          Time Served           5 Years            Overseen by Director    held by
                                                                                       or Officer         Director

------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
Disinterested Directors:
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
Dr. W. Giles Mellon,       Director         1985        Professor of Business   Director/Trustee of          N/A
Age 71                                                  Administration in the   eleven other portfolios
                                                        Graduate School of
                                                        Management, Rutgers
                                                        University with which
                                                        he has been associated
                                                        with since 1966.
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
Robert Straniere, Esq.,    Director         1985        Owner, Straniere Law    Director/Trustee of        WPG Funds
Age 61                                                  Firm since 1980 and     eleven other portfolios      Group
                                                        counsel at Fisher,
                                                        Fisher & Berger since
                                                        1995.
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
Dr. Yung Wong,             Director         1985        Managing Director of    Director/Trustee of          N/A
Age 63                                                  Abacus Associates, an   eleven other portfolios
                                                        investment firm, since
                                                        1996.
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------


+ The Statement of Additional Information includes additional information about Connecticut Daily Tax Free Income Fund, Inc.(the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above directors of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.









-------------------------------------------------------------------------------

-------------------------------------------------------------------------------





===============================================================================



                                              Directors and Officers Information (continued)
                                                                July 31, 2002+
------------------------ -------------- --------------- ----------------------- ----------------------- ---------------
                          Position(s)   Term of Office  Principal Occupation(s) Number of Portfolios in      Other
  Name, Address*           Held with    and Length of        During Past             Fund Complex        Directorships
     and Age                 Fund        Time Served           5 Years            Overseen by Director      held by
                                                                                       or Officer           Director

------------------------ -------------- --------------- ----------------------- ----------------------- ---------------
Interested Directors/Officers:
------------------------ -------------- --------------- ----------------------- ----------------------- ---------------
Steven W. Duff,          President and       1994       Manager and President   Director/Trustee and/or      N/A
Age 48                     Directors**                  of Reich & Tang Asset   Officer of sixteen
                                                        Management, LLC ("RTAM, other portfolios
                                                        LLC"), a registered
                                                        investment Advisor.
                                                        Associated with RTAM,
                                                        LLC since 1994.
------------------------ -------------- --------------- ----------------------- ----------------------- ---------------
Richard De Sanctis,      Treasurer and       1993       Executive Vice          Officer of sixteen           N/A
Age 45                     Assistant                    President, CFO of RTAM, other portfolios
                           Secretary                    LLC. Associated with
                                                        RTAM, LLC since 1990.
------------------------ -------------- --------------- ----------------------- ----------------------- ---------------
Molly Flewharty,         Vice President      1985       Senior Vice President   Officer of sixteen           N/A
Age 51                                                  of RTAM, LLC.           other portfolios
                                                        Associated with RTAM,
                                                        LLC since 1977.
------------------------ -------------- --------------- ----------------------- ----------------------- ---------------
Rosanne Holtzer,         Secretary and       1998       Senior Vice President   Officer of sixteen           N/A
Age 38                     Assistant                    of RTAM, LLC.           other portfolios
                           Treasurer                    Associated with RTAM,
                                                        LLC since 1986.
------------------------ -------------- --------------- ----------------------- ----------------------- ---------------
Lesley M. Jones,         Vice President      1985       Senior Vice President   Officer of ten other         N/A
Age 53                                                  of RTAM, LLC.           portfolios
                                                        Associated with RTAM,
                                                        LLC since 1973.
------------------------ -------------- --------------- ----------------------- ----------------------- ---------------
Dana E. Messina,         Vice President      1985       Executive Vice          Officer of thirteen          N/A
Age 45                                                  President of RTAM, LLC. other portfolios
                                                        Associated with RTAM,
                                                        LLC since 1980.
------------------------ -------------- --------------- ----------------------- ----------------------- ---------------



+ The Statement of Additional Information includes additional information about Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------














CONNECTICUT
DAILY
TAX FREE
INCOME
FUND, INC.























                               Semi-Annual Report
                                  July 31, 2002
                                   (Unaudited)


















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



Connecticut Daily Tax Free Income Fund, Inc.
   600 Fifth Avenue
   New York, New York 10020


Manager
   Reich & Tang Asset Management, LLC
   600 Fifth Avenue
   New York, New York 10020


Custodian
   The Bank of New York
   100 Church Street, 10th Floor
   New York, New York 10286


Transfer Agent &
Dividend Disbursing Agent
   Reich & Tang Services, Inc.
   600 Fifth Avenue
   New York, New York 10020






CT7/02S

--------------------------------------------------------------------------------